Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current Assets
Cash and cash equivalents	$ 1,514,513	$ 1,477,229	$ 36,898
Accounts receivable	6,298
Prepaid expense to related party	90,000	21,569	15,995
Prepaid expense and other assets	108,390
Total Current Assets	1,719,201	1,498,798	52,893
Other Assets
Fixed assets, net	149,636	57,407	62,569
Intangible assets	1,798,700
Goodwill	1,321,300
Deferred offering costs	239,993
Other assets	15,000
Investment in OCHL			4,889,515
Note receivable - related party			213,331
Total Assets	5,243,830	1,556,205	5,218,308
Current Liabilities
Accounts payable and accrued liabilities	858,632	542,035	481,412
Note payable	281,429	277,270	262,042
Due to producers	205,096		117,124
Convertible note payable, shareholder	3,657,015	3,603,446	2,784,000
Unsecured convertible notes - related party, net of discount	4,771
Unsecured convertible notes, net of discount	685,214	67,858
Services payable, related party		239,080	1,000,000
Accrued interest, related party			232,733
Total Current Liabilities	5,692,157	4,729,689	4,877,311
Unsecured convertible notes - related party, net of discount and current maturities	19,107	11,668
Unsecured convertible notes, net of discount and current maturities	330,043	220,540	110,273
Total Liabilities	6,041,307	4,961,897	4,987,584
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 35,982,880 and 34,665,658 shares issued and outstanding, respectively	35,983	34,666	30,666
Additional paid in capital	30,077,590	24,665,532	14,046,229
Accumulated deficit	(30,911,050)	(28,095,890)	(13,846,171)
Total stockholders' equity (deficit)	(797,477)	(3,405,692)	230,724
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,243,830	$ 1,556,205	$ 5,218,308